Label	Element	Value
TIFF Multi-Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TIFF Investment Program (“TIP”)

Supplement dated February 1, 2021

to the TIP Prospectus dated April 29, 2020,

as Supplemented October 1 and December 15, 2020

This supplement provides new and additional information to the TIP prospectus dated April 29, 2020, as supplemented October 1 and December 15, 2020.

Risk/Return [Heading]	rr_RiskReturnHeading	TIFF Multi-Asset Fund
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Board of Trustees of TIP approved a change to the benchmark for the Diversifying Strategies segment of the Multi-Asset Fund Constructed Index. Effective as of January 1, 2021, all references to the Merrill Lynch Factor Model as the benchmark for the Diversifying Strategies segment are hereby replaced with the HFRI Fund of Funds Composite Index. The following replaces similar text on page 3 of the prospectus
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The Board of Trustees of TIP approved a change to the benchmark for the Diversifying Strategies segment of the Multi-Asset Fund Constructed Index. Effective as of January 1, 2021, all references to the Merrill Lynch Factor Model as the benchmark for the Diversifying Strategies segment are hereby replaced with the HFRI Fund of Funds Composite Index. The following replaces similar text on page 3 of the prospectus:

Effective January 1, 2021, the Constructed Index is comprised of the following investment categories, weights, and benchmarks:

Category	Weight	Benchmark
Equity-Oriented Assets	65%	MSCI All Country World Index
Diversifying Strategies (Hedge Funds and Other)	20%	HFRI Fund of Funds Composite Index
Fixed Income (Including Cash)	15%	2/3 Bloomberg Barclays US Intermediate Treasury Index and 1/3 Bank of America Merrill Lynch US 6-month Treasury Bill Index

The Constructed Index weights are rebalanced by TAS at each month-end; those from July 1, 2009 through December 31, 2015 reflect quarter-end rebalancing. Actual weights in Multi-Asset Fund tend to vary over time.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Please keep this supplement for future reference.